SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Summary of basic and diluted loss per common share

		For the Period
		from
		May 24, 2019
		(inception)
	Year Ended	through
	December 31,	December 31,
	2020	2019
Common stock subject to possible redemption
Numerator: Earnings allocable to Common stock subject to possible redemption
Interest earned on marketable securities held in Trust Account	$572,275	$886,588
Unrealized loss on marketable securities held in Trust Account	—	—
Net Income allocable to shares subject to possible redemption	$572,275	$886,588
Denominator: Weighted Average Common stock subject to possible redemption
Basic and diluted weighted average shares outstanding	26,160,492	26,187,830
Basic and diluted net income per share	$0.02	$0.03

Non-Redeemable Common Stock
Numerator: Net Loss minus Net Earnings
Net Income	$127,718	$784,778
Net Income allocable to Common stock subject to possible redemption	(572,275)	(886,588)
Non-Redeemable Net Loss	$(444,557)	$(101,810)
Denominator: Weighted Average Non-Redeemable Common Stock
Basic and diluted weighted average shares outstanding	8,214,508	7,170,375
Basic and diluted net loss per share	$(0.05)	$(0.01)